Long-term debt - Ship Finance International Limited ("Ship Finance") Loans (Details) - USD ($)		12 Months Ended
	Oct. 17, 2013	Dec. 31, 2015	Dec. 31, 2014	Oct. 31, 2013	May. 31, 2013
Debt Instrument [Line Items]
Debt outstanding		$ 10,661,000,000	$ 12,620,000,000
Credit facility, International Loans, 1
Debt Instrument [Line Items]
Debt, face amount	$ 475,000,000
Pledged assets		559,000,000
Outstanding balance		$ 354,000,000	451,000,000
West Taurus | Ship Finance International Loans, $1,400 facility
Debt Instrument [Line Items]
Debt, face amount				$ 390,000,000
Maturity of debt		5 years
Debt outstanding		$ 221,000,000	303,000,000
Assets pledged		$ 434,000,000
West Hercules | Ship Finance International Loans, $1,400 facility
Debt Instrument [Line Items]
Debt, face amount					$ 375,000,000
Maturity of debt		6 years
Debt outstanding		$ 256,000,000	$ 284,000,000
Assets pledged		$ 571,000,000
Secured Debt | Credit facility, International Loans, 1 | LIBOR
Debt Instrument [Line Items]
Description of variable rate basis	LIBOR
Basis spread on variable rate		2.75%
Secured Debt | West Taurus | Ship Finance International Loans, $1,400 facility | LIBOR
Debt Instrument [Line Items]
Description of variable rate basis		LIBOR
Basis spread on variable rate		2.50%
Secured Debt | West Hercules | Ship Finance International Loans, $1,400 facility | LIBOR
Debt Instrument [Line Items]
Description of variable rate basis		LIBOR
Basis spread on variable rate		2.75%